RELATED PARTY TRANSACTIONS - Transactions with existing related parties (Details) - USD ($) $ in Thousands		2 Months Ended	4 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2024
Related Party Transaction [Line Items]
Compensation amount				$ 1,097	$ 329	$ 214
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 26,360	$ 26,360	26,360	7,312
First FLNG Holdings
Related Party Transaction [Line Items]
Compensation amount				691	0	0
First FLNG Holdings | Loan to related party
Related Party Transaction [Line Items]
Loan to related party	$ 20,000
Related party transaction rate	12.00%
Proceeds from Related Party Debt			17,900
Interest receivable		700	700	700
First FLNG Holdings | Related Party
Related Party Transaction [Line Items]
Other receivables		18,621	18,621	18,621	0
Avenir LNG
Related Party Transaction [Line Items]
Compensation amount				374	339	246
Avenir LNG | Related Party
Related Party Transaction [Line Items]
Other receivables		1,733	1,733	1,733	7,312
Higas
Related Party Transaction [Line Items]
Compensation amount				54	0	0
Higas | Loan to related party
Related Party Transaction [Line Items]
Loan to related party							$ 5,250
Loans and leases receivable, related parties, period increase (decrease)		1,250
Higas | Related Party
Related Party Transaction [Line Items]
Other receivables		$ 6,006	$ 6,006	6,006	0
Higas | Related Party | Other
Related Party Transaction [Line Items]
Debt instrument, interest and commitment fee receivable							$ 700
Magni Partners
Related Party Transaction [Line Items]
Compensation amount				$ (22)	$ (10)	$ (32)